Condensed Consolidated Interim Statements of Shareholders' Deficiency - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Balance	$ (8,868,756)	$ (11,676,112)	$ (11,676,112)	$ 841,373
Exercise of options and warrants		1,171,989	2,964,090	9,839,457
Issuance of Units for cash (net)	7,111,827	$ 7,111,827	18,954,565	6,596,592
Issuance of Units for cash (net), shares		7,111,827
Conversion of convertible debentures (net)			11,126,864	5,601,372
Shares issued for services		$ 49,714	49,714	61,049
Stock options granted	557,003	337,045	2,221,908	6,934,678
Additional interest convertible debenture	3,668	$ 3,668
Additional interest convertible debenture, shares		3,668
Modification of finders’ warrants				440,604
Special warrants proceeds received (net)		$ 6,940,368	8,125,833	9,163,052
Issuance of shares for settlement				198,801
SAFE conversion to shares				1,025,000
Foreign exchange difference	170,321	(87,509)	245,940	(284,431)
Net loss	(9,638,843)	(10,560,705)	(42,992,724)	(52,093,659)
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement			2,111,166
Net loss			(42,746,784)
Balance	(10,664,780)	(13,825,210)	(8,868,756)	(11,676,112)
Common Stock [Member] | Class A Subordinate Voting Shares [Member]
Balance	$ 105,477,150	$ 62,472,187	$ 62,472,187	$ 30,264,179
Balance, shares	7,825,571	3,205,319	3,205,319	2,066,887
Exercise of options and warrants		$ 2,056,857	$ 4,039,332	$ 11,042,575
Exercise of options and warrants, shares		74,143	174,246	516,635
Issuance of Units for cash (net)	$ 6,616,192	$ 6,616,192	$ 17,791,738	$ 5,898,785
Issuance of Units for cash (net), shares	916,666	6,616,192	1,013,413	182,520
Conversion of convertible debentures (net)			$ 11,126,864	$ 5,601,372
Conversion of convertible debentures (net), shares			510,370	161,950
Shares issued for services		$ 49,714	$ 49,714	$ 61,049
Shares issued for services, shares		1,852	1,852	1,852
Stock options granted
Additional interest convertible debenture	$ 3,668	$ 3,668
Additional interest convertible debenture, shares	4,254	3,668
Modification of finders’ warrants
Special warrants proceeds received (net)			$ 7,886,149	$ 8,380,426
Special warrants converted to shares (net), shares			503,704	243,068
Issuance of shares for settlement				$ 198,801
Issuance of shares for settlement, shares				7,407
SAFE conversion to shares				$ 1,025,000
SAFE conversion to shares, shares				25,000
Foreign exchange difference
Net loss
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares, shares		2,314,815	2,314,815
RSU settlement			$ 2,111,166
RSU settlement, shares			101,852
Net loss
Balance	$ 112,097,010	$ 64,578,758	$ 105,477,150	$ 62,472,187
Balance, shares	8,746,491	5,596,129	7,825,571	3,205,319
Common Stock [Member] | Class B Proportionate Voting Shares [Member]
Balance, shares		370,370	370,370	370,370
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares, shares		(370,370)	(370,370)
Balance, shares				370,370
Additional Paid-in Capital [Member]
Balance	$ 15,891,737	$ 13,342,560	$ 13,342,560	$ 5,606,507
Exercise of options and warrants		(884,868)	(1,075,242)	(1,119,662)
Issuance of Units for cash (net)	495,635	$ 495,635	1,162,827	697,807
Issuance of Units for cash (net), shares		495,635
Conversion of convertible debentures (net)
Shares issued for services
Stock options granted	557,003	337,045	2,221,908	6,934,678
Additional interest convertible debenture
Additional interest convertible debenture, shares
Modification of finders’ warrants				440,604
Special warrants proceeds received (net)		$ 181,394	239,684	782,626
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference
Net loss
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Net loss
Balance	16,944,375	12,976,131	15,891,737	13,342,560
Obligation to Issue Shares [Member]
Balance				83,456
Exercise of options and warrants				(83,456)
Issuance of Units for cash (net)
Issuance of Units for cash (net), shares
Conversion of convertible debentures (net)
Shares issued for services
Stock options granted
Additional interest convertible debenture
Additional interest convertible debenture, shares
Modification of finders’ warrants
Special warrants proceeds received (net)		$ 6,758,974
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference
Net loss
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Net loss
Balance		6,758,974
AOCI Attributable to Parent [Member]
Balance	(675,018)	(920,958)	(920,958)	(636,527)
Exercise of options and warrants
Issuance of Units for cash (net)
Issuance of Units for cash (net), shares
Conversion of convertible debentures (net)
Shares issued for services
Stock options granted
Additional interest convertible debenture
Additional interest convertible debenture, shares
Modification of finders’ warrants
Special warrants proceeds received (net)
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference	170,321	(87,509)		(284,431)
Net loss
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Net loss			245,940
Balance	(504,697)	(1,008,467)	(675,018)	(920,958)
Retained Earnings [Member]
Balance	(129,562,625)	(86,569,901)	(86,569,901)	(34,476,242)
Exercise of options and warrants
Issuance of Units for cash (net)
Issuance of Units for cash (net), shares
Conversion of convertible debentures (net)
Shares issued for services
Stock options granted
Additional interest convertible debenture
Additional interest convertible debenture, shares
Modification of finders’ warrants
Special warrants proceeds received (net)
Issuance of shares for settlement
SAFE conversion to shares
Foreign exchange difference
Net loss	(9,638,843)	(10,560,705)		(52,093,659)
Conversion of Class B Proportionate Voting shares into Class A Subordinate Voting shares
RSU settlement
Net loss			(42,992,724)
Balance	$ (139,201,468)	$ (97,130,606)	$ (129,562,625)	$ (86,569,901)